Debt securities in issue - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Covered bond programme
Schedule of Securitisation and Covered Bond Programmes [Line Items]
Instruments providing security for bonds	£ 33,936	£ 22,072
Restricted cash deposits	3,734	3,359
Securitisation programme
Schedule of Securitisation and Covered Bond Programmes [Line Items]
Instruments providing security for notes	£ 29,918	£ 27,766